Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Summary of financial assets by categories

A (a) Financial assets and liabilities by categories

						Held to maturity
				Available		assets/Other
			Loans and	for sale	Held at	financial
		Total	receivables	securities	fair value	liabilities
At 31 December 2017	Note	US$m	US$m	US$m	US$m	US$m
Financial assets
Cash and cash equivalents	21	10,550	10,550	-	-	-
Trade and other receivables (a)		2,985	2,895	-	90	-
Equity shares and quoted funds	20	136	-	136	-	-
Other investments, including loans (b)	20	1,152	15	-	1,125	12
Derivatives and embedded derivatives not related to net debt: not designated as hedges (c)	20	168	-	-	168	-
Derivatives related to net debt (c)	20,24	99	-	-	99	-
Loans to equity accounted units including quasi equity loans		198	198	-	-	-
Total financial assets		15,288	13,658	136	1,482	12

Financial liabilities
Trade and other payables (d)		(5,922)			(15)	(5,907)
Short term borrowings and bank overdrafts	22	(552)			-	(552)
Medium and long-term borrowings	22	(14,624)			-	(14,624)
Derivatives related to net debt (c)	22,24	(276)			(276)	-
Other derivatives and embedded derivatives: not designated as hedges (c)	22	(255)			(255)	-
Other financial liabilities	22	(345)			-	(345)
Total financial liabilities		(21,974)			(546)	(21,428)
						Held to maturity
						assets/other
			Loans and	Available		financial
		Total	receivables	for sale	Held at	liabilities
At 31 December 2016	Note	US$m (Adjusted)(e)(f)	US$m (Adjusted)(e)	securities US$m	fair value US$m	US$m (Adjusted)(f)
Financial assets
Cash and cash equivalents	21	8,201	8,201	-	-	-
Trade and other receivables (a)(e)		3,047	2,904	-	143	-
Equity shares and quoted funds	20	156	-	156	-	-
Other investments, including loans (b)	20	454	14	-	431	9
Currency and commodity derivatives: designated as hedges (c)	20	1	-	-	1	-
Derivatives and embedded derivatives not related to net debt: not designated as hedges (c)	20	423	-	-	423	-
Derivatives related to net debt (c)	20,24	108	-	-	108	-
Loans to equity accounted units including quasi equity loans		202	202	-	-	-
Total financial assets		12,592	11,321	156	1,106	9

Financial liabilities
Trade and other payables (d) (f)		(5,209)			(5)	(5,204)
Short term borrowings and bank overdrafts	22	(717)			-	(717)
Medium and long-term borrowings	22	(16,913)			-	(16,913)
Derivatives related to net debt (c)	22,24	(516)			(516)	-
Other derivatives and embedded derivatives: not designated as hedges (c)	22	(7)			(7)	-
Other financial liabilities	22	(239)			-	(239)
Total financial liabilities		(23,601)			(528)	(23,073)

(a)

Trade and other receivables exclude non-financial assets such as pension surpluses, prepayment of tolling charges to joint operations and other prepayments within other receivables and will therefore differ to the amounts shown in note 18.

(b)	Other investments, including loans comprise US$958 million (2016: US$250 million) of highly liquid financial assets in managed investment funds classified as held for trading.
(c)	These financial assets and liabilities in aggregate agree to total derivative financial instruments disclosed in notes 20 and 22.
(d)

Trade and other payables excludes non-financial liabilities such as deferred income, Government grants, royalties, mining taxes and employee entitlements within other payables and will therefore differ to the amounts shown in note 25. The trade and other payables held at fair value are valued using Level 2 inputs.

(e)	The 2016 comparative of trade and other receivables has been reduced by US$385 million to remove other receivables, which were incorrectly classified as financial assets.
(f)	The 2016 comparative of trade and other payables has been reduced by US$177 million to remove other payables, which were incorrectly classified as financial liabilities.

Summary of financial liabilities by categories

A (a) Financial assets and liabilities by categories

						Held to maturity
				Available		assets/Other
			Loans and	for sale	Held at	financial
		Total	receivables	securities	fair value	liabilities
At 31 December 2017	Note	US$m	US$m	US$m	US$m	US$m
Financial assets
Cash and cash equivalents	21	10,550	10,550	-	-	-
Trade and other receivables (a)		2,985	2,895	-	90	-
Equity shares and quoted funds	20	136	-	136	-	-
Other investments, including loans (b)	20	1,152	15	-	1,125	12
Derivatives and embedded derivatives not related to net debt: not designated as hedges (c)	20	168	-	-	168	-
Derivatives related to net debt (c)	20,24	99	-	-	99	-
Loans to equity accounted units including quasi equity loans		198	198	-	-	-
Total financial assets		15,288	13,658	136	1,482	12

Financial liabilities
Trade and other payables (d)		(5,922)			(15)	(5,907)
Short term borrowings and bank overdrafts	22	(552)			-	(552)
Medium and long-term borrowings	22	(14,624)			-	(14,624)
Derivatives related to net debt (c)	22,24	(276)			(276)	-
Other derivatives and embedded derivatives: not designated as hedges (c)	22	(255)			(255)	-
Other financial liabilities	22	(345)			-	(345)
Total financial liabilities		(21,974)			(546)	(21,428)
						Held to maturity
						assets/other
			Loans and	Available		financial
		Total	receivables	for sale	Held at	liabilities
At 31 December 2016	Note	US$m (Adjusted)(e)(f)	US$m (Adjusted)(e)	securities US$m	fair value US$m	US$m (Adjusted)(f)
Financial assets
Cash and cash equivalents	21	8,201	8,201	-	-	-
Trade and other receivables (a)(e)		3,047	2,904	-	143	-
Equity shares and quoted funds	20	156	-	156	-	-
Other investments, including loans (b)	20	454	14	-	431	9
Currency and commodity derivatives: designated as hedges (c)	20	1	-	-	1	-
Derivatives and embedded derivatives not related to net debt: not designated as hedges (c)	20	423	-	-	423	-
Derivatives related to net debt (c)	20,24	108	-	-	108	-
Loans to equity accounted units including quasi equity loans		202	202	-	-	-
Total financial assets		12,592	11,321	156	1,106	9

Financial liabilities
Trade and other payables (d) (f)		(5,209)			(5)	(5,204)
Short term borrowings and bank overdrafts	22	(717)			-	(717)
Medium and long-term borrowings	22	(16,913)			-	(16,913)
Derivatives related to net debt (c)	22,24	(516)			(516)	-
Other derivatives and embedded derivatives: not designated as hedges (c)	22	(7)			(7)	-
Other financial liabilities	22	(239)			-	(239)
Total financial liabilities		(23,601)			(528)	(23,073)

(a)

Trade and other receivables exclude non-financial assets such as pension surpluses, prepayment of tolling charges to joint operations and other prepayments within other receivables and will therefore differ to the amounts shown in note 18.

(b)	Other investments, including loans comprise US$958 million (2016: US$250 million) of highly liquid financial assets in managed investment funds classified as held for trading.
(c)	These financial assets and liabilities in aggregate agree to total derivative financial instruments disclosed in notes 20 and 22.
(d)

Trade and other payables excludes non-financial liabilities such as deferred income, Government grants, royalties, mining taxes and employee entitlements within other payables and will therefore differ to the amounts shown in note 25. The trade and other payables held at fair value are valued using Level 2 inputs.

(e)	The 2016 comparative of trade and other receivables has been reduced by US$385 million to remove other receivables, which were incorrectly classified as financial assets.
(f)	The 2016 comparative of trade and other payables has been reduced by US$177 million to remove other payables, which were incorrectly classified as financial liabilities.

Summary of capital and liquidity risk management
		2017	2016
Total capital	Note	US$m	US$m
Equity attributable to owners of Rio Tinto (see Group balance sheet)		44,711	39,290
Equity attributable to non-controlling interests (see Group balance sheet)		6,404	6,440
Net debt	24	3,845	9,587
Total capital		54,960	55,317

Summary of credit ratings

The table below summarises the credit ratings attributed to the Group by Standard and Poor’s and Moody’s investor services as at 31 December.

	2017	2016
Long-term rating	(a)A-/A3	A-/Baa1
Short-term rating	A-1/P-2	A-1/P-2
Outlook	(a)Positive/Stable	Stable/ Stable

(a)	On 12 February 2018, Standard and Poor's upgraded the Group's credit rating to A with a stable outlook.

Summary of maximum credit risk exposure of the Group's financial assets

The maximum credit risk exposure of the Group’s financial assets at the balance sheet date is as follows:

		2017	2016
	Note	US$m	US$m (Adjusted)(a)
Cash and cash equivalents	21	10,550	8,201
Trade and other receivables (a)		2,985	3,047
Investments	20	1,152	454
Derivative assets	20	267	532
Loans to equity accounted units		39	39
Total		14,993	12,273

Summary by currency, the Group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts

Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

	Cash and			Derivatives	Net funds/	Net funds/
	cash	Other	Total borrowings	related to net	(debt)	(debt)
	equivalents	investments	in note 22	debt	2017	2016
Net funds/(debt) by currency	US$m	US$m	US$m	US$m	US$m	US$m
US dollar	9,950	958	(14,359)	(177)	(3,628)	(9,294)
Australian dollar	332	-	(540)	-	(208)	(313)
Euro	49	-	(107)	-	(58)	(62)
South African rand	59	-	-	-	59	103
Canadian dollar	18	-	(166)	-	(148)	(155)
Other	142	-	(4)	-	138	134
Total	10,550	958	(15,176)	(177)	(3,845)	(9,587)

1

Estimated retranslation effect on financial assets and financial liabilities of a ten per cent strengthening in the closing exchange rate of the US dollar against significant currencies

At 31 December 2017

Gains/(losses) associated with ten per cent strengthening of the US dollar

			Of which
			amount
	Closing	Effect on	impacting
	exchange	net	underlying
	rate	earnings	earnings
Currency exposure	US cents	US$m	US$m
Australian dollar	78	608	47
Canadian dollar	79	(134)	3
Euro	120	165	(2)

Notes to the 2017 financial statements
continued

30 Financial instruments and risk management continued

At 31 December 2016

Gains/(losses) associated with ten per cent strengthening of the US dollar

			Of which
			amount
	Closing	Effect on	impacting
	exchange	net	underlying
	rate	earnings	earnings
Currency exposure	US cents	US$m	US$m
Australian dollar	72	369	37
Canadian dollar	74	(159)	15
Euro	105	172	-

Maturity analysis for non-derivative financial liabilities and derivative financial liabilities

A (c) Financial liability analysis

The table below analyses the Group’s financial liabilities by relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. As the amounts disclosed in the table are the contractual undiscounted cash flows, these balances will not necessarily agree with the amounts disclosed in the balance sheet.

At 31 December 2017

	Within 1	Between	Between	Between	Between
	year or on	1 and 2	2 and 3	3 and 4	4 and 5	After
	demand	years	years	years	years	5 years	Total
(Outflows) / inflows	US$m	US$m	US$m	US$m	US$m	US$m	US$m
Non-derivative financial liabilities
Trade and other payables	(5,488)	(434)	-	-	-	-	(5,922)
Borrowings before swaps	(552)	(148)	(1,011)	(916)	(1,283)	(11,387)	(15,297)
Expected future interest payments (a)	(679)	(673)	(670)	(638)	(606)	(4,553)	(7,819)
Other financial liabilities	(302)	(43)	-	-	-	-	(345)
Derivative financial liabilities (b)
Derivatives related to net debt - net settled	10	10	14	11	7	36	88
Derivatives related to net debt - gross settled (a):
– gross inflows	62	62	958	44	44	1,493	2,663
– gross outflows	(82)	(82)	(1,051)	(55)	(55)	(1,741)	(3,066)
Derivatives not related to net debt - net settled	(43)	(36)	(33)	(24)	(21)	(138)	(295)
Derivatives not related to net debt - gross settled:
– gross inflows	795	-	-	-	-	-	795
– gross outflows	(802)	-	-	-	-	-	(802)
Total	(7,081)	(1,344)	(1,793)	(1,578)	(1,914)	(16,290)	(30,000)

At 31 December 2016

	Within 1	Between	Between	Between	Between
	year or on	1 and 2	2 and 3	3 and 4	4 and 5	After
	demand	years	years	years	years	5 years	Total
(Outflows) / inflows	US$m (Adjusted)(c)	US$m (Adjusted)(d)	US$m	US$m	US$m	US$m	US$m (Adjusted)(c)(d)
Non-derivative financial liabilities
Trade and other payables (c)(d)	(4,814)	(395)	-	-	-	-	(5,209)
Borrowings before swaps	(704)	(191)	(1,330)	(1,347)	(1,317)	(12,806)	(17,695)
Expected future interest payments (a)	(783)	(779)	(722)	(667)	(620)	(5,056)	(8,627)
Other financial liabilities	(199)	(41)	-	-	-	-	(240)
Derivative financial liabilities (b)
Derivatives related to net debt - net settled	29	29	27	25	23	25	158
Derivatives related to net debt - gross settled (a):
– gross inflows	55	55	55	842	40	1,377	2,424
– gross outflows	(73)	(73)	(73)	(1,045)	(51)	(1,785)	(3,100)
Derivatives not related to net debt - net settled	(2)	-	-	-	-	-	(2)
Derivatives not related to net debt - gross settled:
– gross inflows	29	-	-	-	-	-	29
– gross outflows	(29)	-	-	-	-	-	(29)
Total	(6,491)	(1,395)	(2,043)	(2,192)	(1,925)	(18,245)	(32,291)

(a)

Interest payments have been projected using interest rates applicable at the end of the applicable financial year. Where debt is subject to variable interest rates, future interest payments are subject to change in line with market rates.

(b)	The maturity grouping is based on the earliest payment date.
(c)	The 2016 comparative of trade and other payables due within 1 year or on demand has been reduced by US$111 million to remove other payables, which were incorrectly classified as financial liabilities.
(d)	The 2016 comparative of trade and other payables due between 1 and 2 years has been reduced by US$66 million to remove other payables, which were incorrectly classified as financial liabilities.

Summary of derivative financial instruments

The Group’s derivatives, including embedded derivatives, as at 31 December 2017, are summarised below:

	Total fair value
	2017		2016
	Asset	Liability	Asset	Liability
Derivatives designated as hedges	US$m	US$m	US$m	US$m
Interest rate swaps (a)	99	(127)	108	(134)
Cross currency interest rate swaps (b)	-	(149)	-	(382)
Currency forward contracts, options and swaps	-	-	1	-
Total derivatives designated as hedges	99	(276)	109	(516)

Derivatives not designated as hedges
Currency forward contracts, options and swaps	7	(2)	1	-
Aluminium forward contracts (c)	21	(9)	6	(2)
Aluminium embedded derivatives (d)	140	(238)	411	(3)
Other embedded derivatives	-	(5)	5	-
Other commodity contracts	-	(1)	-	(2)
Total derivatives not designated as hedges	168	(255)	423	(7)
Total derivative instruments	267	(531)	532	(523)

Analysed by maturity:
Less than 1 year	29	(50)	24	(6)
Between 1 and 5 years	31	(233)	110	(194)
More than 5 years	207	(248)	398	(323)
Total	267	(531)	532	(523)
Total net derivative instruments	(264)		9

		2017	2016
Reconciliation to balance sheet	Note	US$m	US$m
– non-current assets	20	238	508
– current assets	20	29	24
– current liabilities	22	(50)	(6)
– non-current liabilities	22	(481)	(517)
Total net derivatives instruments, detailed above		(264)	9

(a)	The interest rate swaps are used to convert certain fixed rate borrowings to a floating rate. For further details, see note 22.
(b)	The cross currency interest rate swaps are used to convert non US dollar denominated borrowings to either fixed or floating US dollar borrowings. For further details see note 22.
(c)	The aluminium forward contracts are entered into to convert aluminium sales made at a fixed price to market price (LME cash). In 2016 and 2017 these contracts were not designated as hedges.
(d)

Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts. These contracts reduce the Group’s margin exposure to movements in the aluminium price.

Summary of fair value of financial instruments
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

The carrying amounts and fair values of all of the Group’s financial instruments which are not carried at an amount which approximates their fair value at 31 December 2017 and 31 December 2016 are shown in the following table. The fair values of the Group’s cash equivalents and loans to equity accounted units approximate their carrying values as a result of their short maturity or because they carry floating rates of interest.

		31 December 2017		31 December 2016
		Carrying	Fair	Carrying	Fair
		value	value	value	value
	Note	US$m	US$m	US$m	US$m
Short-term borrowings	22	(552)	(552)	(717)	(706)
Medium and long-term borrowings	22	(14,624)	(16,385)	(16,913)	(18,437)

C (b) Valuation hierarchy

The table below shows the financial instruments carried at fair value by valuation method at 31 December 2017:

						Not held
		Total	Level 1(a)	Level 2(b)	Level 3 (c)	at fair value
	Note	US$m	US$m	US$m	US$m	US$m
Assets
Equity shares and quoted funds	20	136	88	-	3	45
Other investments, including loans (d)	20	1,152	1,037	-	88	27
Trade and other receivables(e)		2,985	-	90	-	2,895
		4,273	1,125	90	91	2,967
Derivatives
Forward contracts and option contracts, not designated as hedges (f) (Section B)		(87)	-	11	(98)	-
Derivatives related to net debt (Section B) (g)		(177)	-	(177)	-	-
		4,009	1,125	(76)	(7)	2,967

The table below shows the financial instruments carried at fair value by valuation method at 31 December 2016:

						Not held
		Total	Level 1(a)	Level 2(b)	Level 3(c)	at fair value
	Note	US$m	US$m	US$m	US$m	US$m
Assets
Equity shares and quoted funds	20	156	94	-	3	59
Other investments, including loans (d)	20	454	363	-	68	23
Trade and other receivables(e)		3,047	-	143	-	2,904
		3,657	457	143	71	2,986
Derivatives
Forward contracts: designated as hedges (Section B)		1	-	1	-	-
Forward contracts and option contracts, not designated as hedges (f) (Section B)		416	-	8	408	-
Derivatives related to net debt (Section B) (g)		(408)	-	(408)	-	-
		3,666	457	(256)	479	2,986

(a)	Valuation is based on unadjusted quoted prices in active markets for identical financial instruments. This category includes listed equity shares and other quoted funds.
(b)

Valuation is based on inputs that are observable for the financial instruments which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.

(c)	Valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs).
(d)

Other investments, including loans, comprise: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty amounts receivable. The royalty receivables are valued based on an estimate of forward sales subject to the royalty agreement.

(e)

Trade receivables includes provisionally priced receivables relating to sales contracts where selling price is determined after delivery to the customer, based on the market price at the relevant quotation point stipulated in the contract. Revenue is recognised on provisionally priced sales based on the forward selling price for the period stipulated in the contract. At the end of December 2017, US$90 million (2016: US$143 million) of provisional priced receivables were recognised.

(f)

Level 3 derivatives consist of derivatives embedded in electricity purchase contracts linked to the LME with terms expiring between 2018 and 2030 (2016: 2017 and 2030). The embedded derivatives are measured using discounted cash flows and option model valuation techniques. Long-term embedded derivatives with a fair value of US($98) million at 31 December 2017 (2016: US$408 million) are valued using significant unobservable inputs as the term of the derivative extends beyond the forward curve for aluminium. In valuing these derivatives, aluminium prices are flatlined beyond the market forward curve and increased by projected inflation up to the date of expiry of each contract. The range of market prices are US$2,679 per metric tonne in 2028 to US$2,848 in 2030 (2016: US$2,136 per metric tonne in 2027 to US$2,300 in 2030).

(g)

Interest rate and currency interest rate swaps are valued using applicable market quoted swap yield curves adjusted for relevant basis and credit default spreads. Currency interest rate swap valuations also use market quoted foreign exchange rates. A discounted cash flow approach is applied to the cash flows derived from the inputs to determine fair value.

1

Summary of changes in fair value of Level 3 financial assets and financial liabilities

The table below shows the summary of changes in the fair value of the Group’s Level 3 financial assets and financial liabilities.

	2017	2016
	Level 3 financial assets	Level 3 financial assets
	and financial liabilities	and financial liabilities
	US$m	US$m
Opening balance	479	456
Currency translation adjustments	8	(2)
Total realised gains/(losses) included in:
– Consolidated sales revenue	1	1
– Net operating costs	(5)	(28)
Total unrealised (losses)/gains included in:
- Consolidated sales revenue	17	-
– Net operating costs (a)	(508)	11
Additions	-	43
Impairment	-	(2)
Disposals/maturity of financial instruments	(5)	-
Transfers	6	-
Closing balance	(7)	479
Total (losses)/gains for the year included in the income statement for assets and liabilities held at year end	(491)	11